Pensions - Employer Contributions and Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 0
Estimated future benefit payments:
2026	430
2027	445
2028	460
2029	475
2030	485
2031 - 2035	3,200
Marine Scheme
Pensions:
Employer contributions	2,449
Estimated future benefit payments:
2026	2,400
2027	2,300
2028	2,200
2029	2,100
2030	2,000
2031 - 2035	$ 8,600